UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     October 03, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $64,775 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                                2525    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                                2771    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                                6834   124928 SH       SOLE                   124928
AOL TIME WARNER             cs                                 766    65475 SH       SOLE                    65475
CALAMOS CNV  INC FND                                          2084   146175 SH       SOLE                   146175
CISCO SYSTEMS               cs                                5420   517207 SH       SOLE                   517207
COCA COLA                   cs                                5129   106950 SH       SOLE                   106950
DELL COMPUTER               cs                                1598    67975 SH       SOLE                    67975
DISNEY WALT                 cs                                3218   212550 SH       SOLE                   212550
ELI LILLY                   cs                                3015    54475 SH       SOLE                    54475
FIRST DATA CORP             cs                                 804    28750 SH       SOLE                    28750
GENERAL ELECTRIC            cs                                6771   274700 SH       SOLE                   274700
GOLDMAN SACHS GROUP         cs                                 900    13625 SH       SOLE                    13625
HOME DEPOT                  cs                                1245    47720 SH       SOLE                    47720
IMPAC MORTGAGE HLDGS INC    cs                                 903    81000 SH       SOLE                    81000
INTEL CORP.                 cs                                6051   435625 SH       SOLE                   435625
JOHNSON & JOHNSON           cs                                1073    19850 SH       SOLE                    19850
JP MORGAN CHASE             cs                                1321    69550 SH       SOLE                    69550
LOWES COMPANIES INC         cs                                2076    50150 SH       SOLE                    50150
MFA MORTGAGE INVMNTS        cs                                 494    61000 SH       SOLE                    61000
MICROSOFT                   cs                                1288    29450 SH       SOLE                    29450
MOTOROLA INC.               cs                                1132   111150 SH       SOLE                   111150
PFIZER                      cs                                7357   253511 SH       SOLE                   253511